Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14– Commitments and Contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of the WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of the management. If the current corporate structure of the Company or the Contractual Arrangements are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with the changes and the new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings as of December 31, 2021 and 2020, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

Lease commitments

The Company has three non-cancellable operating lease agreements for three office units. These lease agreements have lease terms expiring between end of June 2022 and December 2022 with a monthly rental of approximately $1,900, $14,000 and $3,900, respectively.

Upon adoption of ASU 2016-02 on January 1, 2021 for the Company’s only lease that is over one year, the Company recognized approximately $34,600 of right of use (“ROU”) assets and approximately $34,600 of operating lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 4.75%.

As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of approximately 0.69 years.

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2021 are as follows:

Twelve months ending December 31,	Minimum lease payment
2022	$204,456
Total minimum payments required	$204,456

Rent expense for the years ended December 31, 2021 and 2020 was $186,834 and $182,253, respectively.

Coronavirus (“COVID-19”)

Beginning in late 2019, there was an outbreak of a novel strain of coronavirus (COVID-19) in China, which has spread rapidly to many parts of the world. To prevent and control the spread of the pandemic, the Chinese governments issued administrative orders to impose travel and public gathering restrictions as well as work from home and self-quarantine restrictions in early 2020.

At the same time, COVID-19 has caused a decrease in the consumer demand for goods and services in the market. In addition, the circulation of production factors such as raw materials and labor has been hindered during the outbreak. Normal business activities such as logistics, production, sales, travel and business meetings have been severely disrupted due to the outbreak and restrictions imposed by the government. Enterprises have stopped production or reduced production, and social and economic activities have been adversely affected to certain extent during the outbreak.

Our business, financial condition, and results of operations have been adversely affected by the outbreak of COVID-19 as our net revenues and net income decreased during the first half of 2020. Starting in July 2020, our revenues and net income recovered as individuals and entities resumed their business activities which were delayed or postponed due to the COVID-19 outbreak. Our revenue and net income increased for the year ended December 31, 2021 compared to 2020 as we recovered from impact of the pandemic. However, the results of operations for the year of 2022 are still uncertain and may be adversely impacted by any further outbreak or resurgence of the COVID-19 pandemic, for example, travel restrictions, quarantine requirements and/or temporary closure of office buildings and facilities have been imposed by local governments due to the recent outbreak of Omicron variant in Hong Kong and many cities in China, including Shenzhen, Xi’an, Shanghai, Guangzhou, Nanchang and Taiyuan in 2022. The government authorities may issue new orders of office closure, travel and transportation restrictions in China due to the resurgence of the COVID-19 and outbreak of new variants, which will have material negative impact to our business and financial conditions. Potential impact to our results of operations will also depend on future developments and new information that may emerge regarding COVID-19, outbreak of new variants and the actions taken by governmental authorities and other entities to contain COVID-19 and/or mitigate its impact, almost all of which are beyond our control. Due to the significant uncertainties surrounding any further outbreak or resurgence of COVID-19 and actions that might be taken by governmental authorities, the extent of the business disruption and the related financial impacts on our business cannot be reasonably estimated at this time.